FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Concentration risk (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) customer	Dec. 31, 2024 EUR (€) customer
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Revenue	€ 106,074	€ 102,001
Accounts receivables		3,295
One Customer
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Revenue	€ 17,072	€ 22,672
Customer | One Customer
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Number of customers | customer	1	1